Other Assets and Non-current Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Other Assets
a)	The detail of other assets is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Assets for leasing (1)	18,724	33,991
Other assets	752,137	467,806
Deposits in guarantee	33,786	30,016
Accounts and notes receivable (2)	48,017	147,248
Rights on brokerage transactions	158,687	52,361
Repossessed assets from leasing transactions	1,787	5,368
Rentals paid in advance (3)	—	5,698
Prepaid expenses (4)	21,179	19,674
Collateral for financial transactions (threshold)	407,529	155,641
Claims receivable from insurance companies	1,933	360
Asset management fees receivable	816	1,496
Insurance brokerage fees receivable	5,654	6,537
Other assets	72,749	43,407
Totals	770,861	501,797

(1)	Property, plant and equipment acquired to be ceded under financial leases.
(2)	This includes rights and accounts receivable that fall outside the Bank’s line of business such as tax credits, cash guarantee deposits and other balances pending of collection.
(3)	Leases paid in advance to SMU S.A. in connection with ATM locations (see Note 34, letter b)
(4)	Includes payments made in advance for different services that will be received (leases, insurance, and others).

Schedule of Non-Currents Assets
a)	The detail of non-currents assets held for sale is as follows:

	As of December 31,
	2019	2018
	MCh$	MCh$
Assets received in lieu of payment	10,291	29,060
Property, plant and equipment held for sale (1)	6,911	30,742
Totals	17,202	59,802

Corresponds to buildings owned by Itaú Corpbanca Colombia S.A. held for sale, as approved by the Board of Directors of the entity, during the meeting held on July 31, 2018.